Risks Arising from Financial Instruments and Risk Management	6 Months Ended
Jun. 30, 2026
Risks Arising from Financial Instruments and Risk Management [Abstract]
Risks Arising from Financial Instruments and Risk Management
19.	Risks Arising from Financial Instruments and Risk Management

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(a)	Market risk

Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”), Canadian dollar (“CAD”) and Mexican Peso (“MXN”) through the following foreign currency denominated financial assets and liabilities:

As at (expressed in GBP)	June 30, 2026	December 31, 2025
Financial assets
Cash	£100	£100
Trade and other receivables	354	354
Loans receivable	–	–
	£454	£454
Financial liabilities
Trade and other payables	£2,126	£2,126
	£2,126	£2,126

As at (expressed in EUR)	June 30, 2026	December 31, 2025
Financial assets
Cash	€12,504	€11,304
Trade and other receivables	3,076	3,076
	€15,580	€14,380
Financial liabilities
Trade and other payables	€9,256	€5,263
Loans and borrowings	124,890	124,890
	€134,146	€130,153

As at (expressed in CAD)	June 30, 2026	December 31, 2025
Financial assets
Cash	$171,262	$287,503
Trade and other receivables	69,071	–
	$240,333	$287,503
Financial liabilities
Trade and other payables	$4,634,103	$4,137,013
Due to related party	1,060,778	882,165
Lease liabilities	464,398	191,706
Loans and borrowings	1,254,124	1,177,564
Convertible promissory notes	9,953,121	1,446,893
Secured promissory notes	8,648,385	10,465,530
Secured convertible debenture	5,696,159	5,681,053
	$31,711,068	$23,981,924

As at (expressed in MXN)	June 30, 2026	December 31, 2025
Financial assets
Cash	$10,844,230	$5,028,415
Trade and other receivables	28,011,582	24,199,567
Due from related parties	68,814	68,814
	$38,924,626	$29,296,796
Financial liabilities
Trade and other payables	$5,313,308	$5,425,846
Lease liabilities	4,311,767	4,609,418
	$9,625,075	$10,035,264

Based on the above net exposures as at June 30, 2026, assuming that all other variables remain constant, a 5% appreciation or deterioration of the USD against the GBP would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $nil (December 31, 2025 – $nil), EUR – $5,000  (December 31, 2025 – $5,000), CAD – $1,107,000  (December 31, 2025 – $864,000) and MXN – $84,000  (December 31, 2025 – $54,000).

(b)	Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure. The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

At June 30, 2026, the Company was subject to a concentration of credit risk related to its accounts receivable as 86% (December 31, 2025 – 100% from three customers) of the balance of amounts owing is from two customers. The Company did not record any bad debt expense during the six months ended June 30, 2026 and 2025. As at June 30, 2026, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations. The Company’s trade and other payables are due within the current operating year.